Basis of presentation and accounting policies (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Non-current assets	$ 3,312,536	$ 3,221,736
Current assets	532,742	579,478
Total assets	3,845,278	3,801,214
Non-current liabilities	2,172,030	2,272,050
Current liabilities	450,551	732,022
Total liabilities	2,622,581	3,004,072
Opening balance	1,222,697	797,142	$ 803,324	$ 834,101
Revenue	1,426,145	1,575,153	1,366,336
Gross profit	454,720	545,170	507,262
Operating income	298,974	369,149	331,813
Financial Results	(291,326)	(239,492)	(235,430)
Share of income in associates	(4,146)	(15,841)	(1,306)
Income tax expense	14,101	46,925	56,359
Net (loss) / income	(10,599)	66,891	29,240
Other comprehensive (loss) / income for the year	(248,585)	(25,135)	(44,637)
Total comprehensive income for the year	(259,184)	41,756	(15,397)
Increase/(decrease) in cash
Provided by / (used in) operating activities	191,661	(49,422)	172,772
Used in investing activities	(59,185)	(45,162)	35,844
Used in financing activities	(65,680)	128,955	$ (159,379)
Terminal Aeroportuaria Guayaquil S.A. ("TAGSA")
Disclosure of subsidiaries [line items]
Non-current assets	46,009	51,941
Current assets	44,145	42,760
Total assets	90,154	94,701
Non-current liabilities	2,098	6,571
Current liabilities	45,130	42,929
Total liabilities	47,228	49,500
Opening balance	42,926	45,201
Revenue	89,226	85,310
Gross profit	37,844	35,063
Operating income	18,717	19,087
Financial Results	(49)	(479)
Share of income in associates	0	0
Income tax expense	(4,053)	(1,653)
Net (loss) / income	14,615	16,955
Other comprehensive (loss) / income for the year	63	0
Total comprehensive income for the year	14,678	16,955
Dividends paid	(16,954)	(17,371)
Increase/(decrease) in cash
Provided by / (used in) operating activities	24,743	24,743
Used in investing activities	(427)	(24,585)
Used in financing activities	$ (22,298)	$ (23,066)